Private Placement (Details) - Private Placement Warrants [Member] - Sponsor [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)	9,223,261	9,223,261
Class of warrant or right share price	$ 1	$ 1
Proceeds from issuance of private placement (in Dollars)	$ 9.2	$ 9.2
Class of warrant or rights exercise price	$ 11.5	$ 11.5
Number of days from which warrants will not be transferable or saleable	30 days	30 days